Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14.Commitments and Contingencies

On December 10, 2013, the Company signed five new-building contracts with a major Korean owned yard in Romania for the construction of five aframax tankers at a cost of $51,220 per vessel and with expected deliveries between the second quarter of 2016 and the first quarter of 2017. As at December 31, 2013, the Company had under construction the newly signed five aframax crude oil carriers and one LNG carrier. The total contracted amount remaining to be paid for the six vessels under construction, plus the extra costs agreed as at December 31, 2013 was $426,543. Scheduled remaining payments as of December 31, 2013 were $ 82,660 payable in 2014, $ 51,692 in 2015, $ 261,459 in 2016 and $ 30,732 in 2017. In addition, under a contract to build a shuttle tanker with a Korean shipbuilding yard, agreed in 2012, an amount paid of $4,500 was paid in January 2013 as part of the first installment. However, the contract was suspended as the Company reconsidered the type of vessel to be constructed. A new proposal from the yard is being considered which includes the paid amount of $4,500, as being part of the initial payment. In case an agreement for an alternative project is not reached, the amount of $4,500 may be considered by the yard as a compensation against the Company’s default under the initial agreement and may claim additional compensation if the amount is found insufficient to cover shipyard’s losses.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
2014	187,932
2015	127,484
2016	77,582
2017 to 2028	494,319

Minimum charter revenue	887,317

These amounts do not assume any off-hire.